Recapitalization Transaction (Details) - USD ($)				4 Months Ended	12 Months Ended
	Sep. 29, 2017	May 11, 2017	May 10, 2017	May 10, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Recapitalization Transaction [Line Items]
Shares issued upon conversion					1
Recapitalization share issuances							$ 2,770,001,000
Recapitalization share redemptions							3,309,876,000
Recapitalization share option settlement (in shares)		2,400,000
Transaction costs							70,400,000
Recapitalization cash option settlement					$ 0	$ 0	194,506,000
Incremental stock-based compensation							52,200,000
Stock-based compensation expense				$ 2,100,000
Cash settlement of Special Cash Bonuses							28,100,000
Special Cash Bonuses expense							6,700,000
Compensation expense				2,500,000
Compensation cost for payroll taxes							7,100,000
Deferred recapitalization payment liability		$ 2,000,000,000
Recapitalization tax benefit distribution					0	108,320,000	0
Recapitalization tax benefit liability						0
Recapitalization investment portfolio liability			$ 120,000,000	$ 120,000,000	191,678,000	198,524,000
Recapitalization investment portfolio distribution					0	16,008,000	10,486,000
Debt issuance costs					$ 30,142,000	$ 0	11,939,000
Employee Stock Option, Initial Options
Recapitalization Transaction [Line Items]
Incremental stock-based compensation							12,500,000
Stock-based compensation expense							142,300,000
Employee Stock Option, Other Options
Recapitalization Transaction [Line Items]
Incremental stock-based compensation							39,700,000
Eagle Buyer, Inc.
Recapitalization Transaction [Line Items]
Proceeds from sale of stock			$ 770,200,000
Stock issued in sale (in shares)			51,100,000
Jaguar Holding Company I
Recapitalization Transaction [Line Items]
Stock options outstanding (in shares)			25,000,000	25,000,000
Initial HoldCo Notes | Senior Notes
Recapitalization Transaction [Line Items]
Aggregate principal amount		$ 550,000,000.0
Debt issuance costs							11,900,000
Rollover Sellers
Recapitalization Transaction [Line Items]
Recapitalization share issuances			$ 1,400,000,000
Recapitalization share issuances (in shares)			92,500,000
Eagle Buyer, Inc.
Recapitalization Transaction [Line Items]
Recapitalization share redemptions (in shares)		87,100,000
Recapitalization share redemptions		$ 1,300,000,000
Majority Sponsor Affiliates
Recapitalization Transaction [Line Items]
Recapitalization share issuances	$ 2,000,000,000
Recapitalization share issuances (in shares)	132,800,000
Recapitalization share redemptions (in shares)		132,800,000
Recapitalization share redemptions		$ 2,000,000,000
Affiliated Entity | Majority Sponsor Affiliates
Recapitalization Transaction [Line Items]
Transaction costs							7,300,000
Recapitalization Costs
Recapitalization Transaction [Line Items]
Transaction costs							$ 51,200,000